ADVANCES FOR FUTURE CAPITAL INCREASE - NON-CURRENT LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities	R$ 3,873,412	R$ 3,639,441
Government Contribution to Future Capital Increase
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities	3,580,852	3,364,553
Acquisition of Equity Stake CEEE/CGTEE
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities	262,210	246,371
HPP Xingo
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities	12,437	11,686
Federal Fund for Electrification - Law 5,073/66
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities	11,540	10,843
Banabui - Fortaleza transmission line
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities	4,426	4,159
Transmission Line in the State of Bahia
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities	R$ 1,947	R$ 1,829